Related party transactions (Tables)	12 Months Ended
Mar. 31, 2016
Yahoo
Related party transactions
Schedule of transactions

	Year ended March 31,
	2014	2015	2016
	(in millions of RMB)
Amount incurred or disbursed by the Company
Royalty fee (i)	748	448	—
Purchase of patents (ii)	430	144	—

(i)The Company and Yahoo entered into a Technology and Intellectual Property Licensing Agreement in October 2005 whereby Yahoo granted to the Company the use of certain intellectual property and the Company agreed to pay Yahoo a royalty fee equal to 2%, until December 31, 2012 and equal to 1.5% thereafter, of revenues recognized on a consolidated basis under U.S. GAAP, less traffic acquisition costs incurred in connection with third-party distribution partners, business tax, value-added tax or similar sales tax based on revenue paid to governments. The arrangement was terminated upon the completion the Company's initial public offering in September 2014. Such royalty expense was recognized in product development expenses.

(ii)The Company and Yahoo entered into a patent sale and assignment agreement during the years ended March 31, 2014 and 2015 pursuant to which the Company acquired ownership of certain patents for aggregate consideration of US$70 million and US$24 million, respectively.

Ant Financial Services, Alipay and Koubei and their affiliates
Related party transactions
Schedule of transactions

	Year ended March 31,
	2014	2015	2016
	(in millions of RMB)
Amount earned by the Company
Royalty fee and software technology services fee (i)	1,764	1,667	1,122
SME Annual Fee (ii)	—	90	708
Reimbursement on options and RSUs (iii)	266	206	113
Other services (iv)	46	158	1,086

	2,076	2,121	3,029

Amount incurred by the Company
Payment processing fee (v)	2,349	3,853	4,898
Other services (iv)	21	306	299

	2,370	4,159	5,197

(i)In 2011, the Company entered into an Intellectual Property License and Software Technology Services Agreement with Alipay whereby the Company licenses certain intellectual properties and provides certain software technology services to Alipay in exchange for a royalty fee and software technology services fee in an amount equal to the costs incurred by the Company in providing the software technology services plus 49.9% of the consolidated pre-tax income of Alipay and its subsidiaries (Note 4(b)), effective from December 2011. In 2014, the Intellectual Property License and Software Technology Services Agreement were terminated and the Company entered into the amended Alipay IPLA with Ant Financial Services. Under the amended Alipay IPLA, the Company will receive the Profit Share Payments amounting to the sum of an expense reimbursement plus 37.5% of the consolidated pre-tax income of Ant Financial Services, subject to certain adjustments (Note 4(b)), effective from August 2014.

Royalty fee and software technology services fee under the Intellectual Property License and Software Technology Services Agreement and the Profit Share Payments were recognized in consolidated income statements, net of the costs incurred for the provision of the software technology services reimbursed by Alipay. The amounts reimbursed by Ant Financial Services to the Company were RMB275 million, RMB486 million and RMB274 million for the years ended March 31, 2014, 2015 and 2016, respectively.

(ii)The Company entered into software system use and service agreements with Ant Financial Services in 2014. In calendar years 2015 to 2017, the Company received or will receive the SME Annual Fee equal to 2.5% of the average daily book balance of the micro loans made by Ant Financial Services and its affiliates. In calendar years 2018 to 2021, the Company will receive the SME Annual Fee equal to the amount paid for the calendar year 2017 (Note 4(b)).

(iii)The Company entered into agreements with Ant Financial Services in 2012 and 2013 under which the Company will receive a reimbursement for options and RSUs relating to the ordinary shares granted to the employees of Ant Financial Services and its subsidiaries during the period from December 14, 2011 to March 31, 2014. Pursuant to the agreements, the Company will, upon vesting of such options and RSUs, receive a cash reimbursement equal to their respective grant date fair value. As this arrangement relates to share-based awards previously granted by the Company, the reimbursement is recognized as a reduction of share-based compensation expense.

(iv)The Company also has other commercial arrangements, treasury management arrangements and cost sharing arrangements with Ant Financial Services, its subsidiaries and affiliates as well as Koubei on various technical, treasury management and other administrative services.

(v)The Company and Alipay, among others, entered into a Commercial Agreement in 2011 whereby the Company receives payment processing services in exchange for a Payment Processing Fee (Note 4(b)), which was recognized in cost of revenue.